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                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044

                                December 18, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      The Penn Mutual Life Insurance Company
                  Penn Mutual Variable Account III
                  File No. 333-69386

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, I hereby certify that:

1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in pre-effective amendment no. 1 to Registrant's registration statement on Form N-4, the most recent amendment to the registration statement; and

2. The text of pre-effective amendment no. 1 to the Registrant's registration statement on Form N-4 was filed electronically with the Securities and Exchange Commission on December 6, 2001 (accession number 0000950116-01-501231).

If you have any questions, please call me at (215) 956-8000.

Sincerely,



      /s/ Kenneth J. Kussay
      ----------------------------
Name: Kenneth J. Kussay